Summary of Significant Accounting Policies - Schedule of Intangible Assets are Amortized using the Straight-Line (Details)	Mar. 31, 2025
Software [Member]
Schedule of Intangible Assets are Amortized using the Straight-Line [Line Items]
Intangible assets, useful lives	5 years